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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                        Name: Reliance Insurance Company
                          Address: 55 East 52nd Street
                               New York, NY 10055
                          Form 13F File Number: 28-160

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James E. Yacobucci
Title: Senior Vice President-Investments

Phone: 212-909-1100

Signature, Place, and Date of Signing:          /s/ James E. Yacobucci
--------------------------------------          ----------------------
                                                    New York, New York
                                                    February 11, 2000

Report Type (Check only one.):
[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----

28-161                   Reliance Financial Services Corporation